Investment Objectives and Goals	Jun. 23, 2025
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Growth Portfolio
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Growth Portfolio
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PSF Avantis Balanced Allocation Portfolio